Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT RESEARCH FUND INC
Entity Central Index Key	0000887194
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000019088
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class A
Trading Symbol	LAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019090
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class C
Trading Symbol	LAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.64%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.64%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054712
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class F
Trading Symbol	LAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188280
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class F3
Trading Symbol	LRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019092
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class I
Trading Symbol	LAMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019091
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class P
Trading Symbol	LAMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054713
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R2
Trading Symbol	LAMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.24%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054714
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R3
Trading Symbol	LAMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156653
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R4
Trading Symbol	LAMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156654
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R5
Trading Symbol	LAMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156655
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R6
Trading Symbol	LAMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 4,214,173,800
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,797,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019093
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class A
Trading Symbol	LMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019095
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class C
Trading Symbol	LMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.71%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054715
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class F
Trading Symbol	LGOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188282
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class F3
Trading Symbol	LOMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.62%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019097
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class I
Trading Symbol	LMGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019096
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class P
Trading Symbol	LGOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$57	1.16%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054716
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R2
Trading Symbol	LGOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$64	1.31%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054717
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R3
Trading Symbol	LGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	1.21%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156656
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R4
Trading Symbol	LGOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156657
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R5
Trading Symbol	LGOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156658
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	LGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.62%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%
AssetsNet	$ 591,241,825
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,313,468
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019103
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class A
Trading Symbol	LRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.22%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.22%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019105
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class C
Trading Symbol	LSRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.97%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.97%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054721
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class F
Trading Symbol	LRSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$49	1.07%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.07%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188284
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class F3
Trading Symbol	LRSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$41	0.89%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.89%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019107
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class I
Trading Symbol	LRSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.97%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.97%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019106
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class P
Trading Symbol	LRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$65	1.42%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.42%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054722
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R2
Trading Symbol	LRSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$72	1.57%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.57%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054723
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R3
Trading Symbol	LRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$67	1.47%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.47%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156659
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R4
Trading Symbol	LRSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	1.22%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.22%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156660
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R5
Trading Symbol	LRSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$44	0.97%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.97%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156661
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R6
Trading Symbol	LRSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.89%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.89%
AssetsNet	$ 350,260,351
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,395,210
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2025)
Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388